Impairment (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 15, 2021	May 31, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Impairment (Details)
Impairment loss	$ 5,555,437	$ 237,431	$ 58,030,387	$ 21,418,546	$ 400,000
Impairment of right of use of assets		$ 275,320	2,694,999	3,985,590	1,083,194
Goodwill impairment loss			21,418,546	21,418,546	$ 36,732,000
Direct to consumer			$ 21,418,546	$ 21,418,546